Offerings - Offering: 1	May 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered	4,100,000
Proposed Maximum Offering Price per Unit	3.81
Maximum Aggregate Offering Price	$ 15,621,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,157.26
Offering Note

(1) There are also registered hereunder such indeterminate number of additional shares as may become subject to awards under the 2022 ACCO Brands Corporation Incentive Plan, as amended (the “Plan”) as a result of the antidilution provisions contained therein, and such indeterminate amount of plan interests.

(2) Reflects additional shares that have been reserved and made available for issuance under the Plan.

(3) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), on the basis of the average of the high and low trading prices ($3.88 and $3.74, respectively) of the Common Stock on May 15, 2026, as reported on the New York Stock Exchange.